As filed with the Securities and Exchange Commission on June 3, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21655

                           A T FUNDS INVESTMENT TRUST
                      300 Pacific Coast Highway, Suite 305
                       Hungtington Beach, California 92648
                                 (714) 969-0521

                               Alexander L. Popof
                      300 Pacific Coast Highway, Suite 305
                       Hungtington Beach, California 92648
                                 (714) 969-0521


                     Date of fiscal year end: March 31, 2005

                    Date of reporting period: March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS




                                AT FUND OF FUNDS

                                  ANNUAL REPORT

                                 MARCH 31, 2005

--------------------------------------------------------------------------------
A T FUND OF FUNDS
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2005
--------------------------------------------------------------------------------

ASSETS
     Cash                                                              $ 103,514
     Reimbursement receivable from Adviser                               219,986
     Prepaid insurance                                                    25,900
                                                                       ---------
Total Assets                                                             349,400
                                                                       ---------

LIABILITIES
     Organizational costs payable to Adviser                             220,000
     Note payable to Adviser                                              29,400
                                                                       ---------

Total Liabilities                                                        249,400
                                                                      ----------

NET ASSETS                                                             $ 100,000
                                                                      ==========

COMPONENTS OF NET ASSETS
     Paid-in capital                                                   $ 100,000

NET ASSETS                                                             $ 100,000
                                                                      ==========

NET ASSET VALUE, Offering and Redemption Price Per Share:
     Based on net assets of $100,000 and 1,000 shares outstanding       $ 100.00
                                                                      ==========

See notes to financial statements.     1

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A T FUND OF FUNDS
STATEMENT OF OPERATIONS
For the Period from October 8, 2004 (Date of Formation) to March 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Interest income                                                        $ 14
                                                                     -----------

Total Investment Income                                                       14
                                                                     -----------

EXPENSES
     Organizational costs                                                220,000
     Less:  reimbursement from Adviser                                 (219,986)
                                                                     -----------

Total Expenses Net of Reimbursement                                           14
                                                                     -----------

NET INVESTMENT INCOME (LOSS)                                                   -
                                                                    ------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ -
                                                                   =============

See notes to financial statements.     2

--------------------------------------------------------------------------------
A T FUND OF FUNDS
STATEMENT OF CHANGES IN NET ASSETS
For the Period from October 8, 2004 (Date of Formation) to March 31, 2005
--------------------------------------------------------------------------------

OPERATIONS
     Net investment income (loss)                                            $ -

Increase (Decrease) in Net Assets Resulting From Operations                    -
                                                                        --------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued                                              100,000

Increase (Decrease) in Net Assets From Capital Share Transactions        100,000
                                                                       ---------
Increase (Decrease) in Net Assets                                        100,000

      Beginning of period                                                      -
      End of period                                                            -
                                                                       ---------
                                                                       $ 100,000
                                                                      ==========

See notes to financial statements.     3

--------------------------------------------------------------------------------
A T FUND OF FUNDS
STATEMENT OF CASH FLOWS
For the Period from October 8, 2004 (Date of Formation) to March 31, 2005
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH -
CASH FLOWS FROM OPERATING ACTIVITIES:
     Net Increase in Net Assets Resulting from Operations                    $ -

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES:
     Increase in reimbursement receivable from Adviser                 (219,986)
     Increase in prepaid insurance                                      (25,900)
     Increase in organization costs payable to Adviser                   220,000
                                                                      ----------
Net Cash Used by Operating Activities                                   (25,886)
                                                                      ----------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Increase in note payable to Adviser                                  29,400
     Proceeds from shares issued                                         100,000
                                                                      ----------
Net Cash Provided by Financing Activities                                129,400
                                                                      ----------

Net Increase (Decrease) in Cash                                          103,514

Cash
Beginning balance                                                              -
                                                                      ----------
Ending balance                                                         $ 103,514
                                                                     ===========

See notes to financial statements.     4

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A T FUND OF FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout the period.

                                                                  Period from
                                                              October 8, 2004 to
                                                                March 31, 2005
                                                            -------------------

NET ASSET VALUE, Beginning of Period                                     $100.00
                                                            --------------------

INVESTMENT OPERATIONS
     Net investment loss                                                       -
     Net realized and unrealized gain (loss)
     from investments in Portfolio Funds                                       -
                                                             -------------------

Total from investment operations                                               -
                                                             -------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Allocable share of net realized gains
     from investments in Portfolio Funds                                       -
                                                             -------------------

NET ASSET VALUE, End of Period                                           $100.00
                                                             ===================

TOTAL RETURN                                                                  0%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)                                 $100

Ratios to Average Net Assets: (a)

     Expenses                                                              0.03%
     Expenses, excluding reimbursement/waiver of fees                    471.98%
     Net investment income (loss)                                             0%

PORTFOLIO TURNOVER RATE                                                       0%

-------------------------------------------------------
(a) Annualized.

See notes to financial statements.     5

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A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

A T Funds Investment Trust (the "Trust") is a Delaware statutory trust, which was formed on October 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. A T Fund of Funds (the "Fund") is the sole series of the Trust. The Fund may issue an unlimited number of shares; the Board has authorized issuance of 10,000,000 shares at a price of $100 per share. The Fund's investment objective is to seek risk-adjusted, fixed-income absolute returns by investing in investment funds managed by various investment managers. The Fund is a specialized investment vehicle that is referred to as a private "fund of hedge funds." As of March 31, 2005, the Fund had not commenced investment operations.

The Board of Trustees of the Trust (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. At least 75% of the Board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

Pursuant to an Investment Advisory Agreement, A T Funds, LLC (the "Adviser") serves as investment adviser to the Fund. Treesdale Partners, LLC serves as the Fund's subadviser (the "Subadviser"). Allegiance Investment Management, LLC serves as the Fund's primary administrator (the "Administrator"). The Adviser is a direct subsidiary owned equally by the Subadviser and the Administrator. Certain officers and directors of the Adviser are also officers and/or trustees of the Fund.

Generally, initial and additional applications for shares of the Fund ("Shares") by eligible investors may be accepted as of the first business day of each month, or at such other times as the Fund may determine. The Fund reserves the right to reject any applications for Shares of the Fund. The minimum initial investment in the Fund by an investor is $100,000. Subsequent investments must be at least $50,000. These minimums may be waived by the Board from time to time for certain investors. Investors who acquire Shares of the Fund will become shareholders of the Fund ("Shareholders"). Shares are not redeemable and a Shareholder has no right to require the Fund to redeem its Shares. The Fund will from time to time make offers to repurchase Shares from Shareholders, at such times and on such terms as may be determined by the Board, in its sole discretion.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Fund:

USE OF ESTIMATES - These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates.

PORTFOLIO VALUATION - The value of the Fund's net assets will be determined as of the last business day of each calendar month in accordance with the valuation procedures approved by the Board. The net asset value ("NAV") per share will equal the NAV of the Fund divided by the number of outstanding shares.

The Fund's investments in other funds (the "Portfolio Funds") are valued at their fair value. Ordinarily, these will be the values determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Managers. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its assets. The Board has determined that any values of interests in Portfolio Funds reported as "estimated" or "final" values will be deemed to reasonably reflect market values of securities for which market quotations are available or the fair value of such securities.

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A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2005
--------------------------------------------------------------------------------

Due to the inherent uncertainty of the valuation of the Portfolio Funds, the assigned value of the Fund's investments may differ from the value that would have been used had a ready market for the Portfolio Funds' interests existed, and the difference could be material.

RISKS - The Portfolio Funds invest primarily in relative value, market neutral strategies in the fixed-income markets. Accordingly, the Fund's investments in the Portfolio Funds are subject to the same risks to which the Portfolio Funds are subject, such as market risk, concentration of credit risk, and foreign currency fluctuations. The Fund's ability to make withdrawals from its investments in the Portfolio Funds is subject to certain restrictions, which vary for each respective Portfolio Fund. These restrictions include notice requirements for withdrawals, and additional restrictions, which limit withdrawals to specified times during the year.

FEDERAL INCOME TAXES - The Fund intends to be treated as a partnership for tax purposes. Accordingly, the shareholders will report their pro rata shares of the Fund's income or losses in their respective tax returns. Therefore, no federal income tax provision is reflected in the financial statements.

PREPAID INSURANCE - Prepaid insurance consists of the premium paid on an insurance policy for the period May 1, 2005 through May 1, 2006, and will be amortized ratably over the coverage period.

ORGANIZATION COSTS - Expenses incurred in connection with establishing the Fund aggregated approximately $220,000, which were paid or payable by the Adviser on behalf of the Fund. These costs were expensed as incurred. Of the $220,000 in organization costs, an aggregate of $18,000 was paid to the independent trustees.

OFFERING COSTS - The Fund estimates that it will incur approximately $165,000 in offering costs. Such costs will be amortized over a 12-month period beginning with the Fund's commencement of investment operations.

DISTRIBUTION POLICY - The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Shareholders. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

NOTE 3. NOTE PAYABLE

The note payable to the Adviser is a demand note without interest for cash advanced and insurance premium paid by the Adviser on behalf of the Fund.

NOTE 4.  RELATED PARTIES

As of March 31, 2005, the Adviser had contributed $100,000 to the Fund as seed capital and all outstanding shares of the Fund were issued to, and held by, the Adviser.

The Fund will pay the Adviser a management fee (the "Management Fee") each month at the rate of 1/12 of 2% (2% on an annualized basis) of the Fund's net assets. The Management Fee will be computed based on the net assets of the Fund as of the start of business on the first business day of each month, after adjustment for any subscriptions effective on that date, and will be due and payable in arrears within ten business days after the end of each calendar quarter.

The Adviser has agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, exclusive of placement fees, sales loads, expenses incurred in connection with any merger or reorganization, short sales dividend expenses, interest, taxes, brokerage commissions, and extraordinary expenses, so that the ratio of expenses to average monthly net assets will not exceed 2.50% per annum (the "Expense Limitation"). The Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and, subject to approval of the Board, the Fund will reimburse the Adviser such amount, but only to the extent reimbursement does not cause the Fund's

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A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2005
--------------------------------------------------------------------------------

ordinary operating expenses to exceed the Expense Limitation. For the period from October 8, 2004 to March 31, 2005, the Adviser reimbursed the Fund in the total amount of $219,986 pursuant to the Expense Limitation.

NOTE 5. SUBSEQUENT EVENTS

On April 30, 2005, the Fund commenced investment operations in conjunction with the closing date for its initial subscriptions from unaffiliated shareholders, which aggregated $10 million. The Fund invested $9.7 million into Portfolio Funds effective as of May 1, 2005.

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A T FUND OF FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------


To the Shareholder and Board of Trustees
A T Funds Investment Trust


We have audited the accompanying statement of assets and liabilities of A T Fund of Funds (the Fund), the sole series of A T Funds Investment Trust, as of March 31, 2005, and the related statements of operations, changes in net assets, cash flows and financial highlights for the period from October 8, 2004 (date of formation) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal controls over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of cash owned with the custodian as of March 31, 2005. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of A T Fund of Funds at March 31, 2005, and the results of its operations, its cash flows and the financial highlights for the period from October 8, 2004 (date of formation) to March 31, 2005, in conformity with U.S. generally accepted accounting principles.


/s/ ERNST & YOUNG LLP

Los Angeles, California
May 6, 2005

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A T FUND OF FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2005
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 441-7288 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30, 2005, will be available, without charge and upon request, by calling (800) 441-7288 and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available, without charge and upon request, on the SEC's website at www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

APPROVAL OF ADVISORY CONTRACTS

In determining whether to approve the Management Agreement and the Subadvisory Agreement (the "Advisory Agreements"), the Board requested and evaluated information provided by the Adviser, in accordance with Section 15(c) of the Investment Company Act. At its December 2, 2004 meeting, the Board considered a number of factors in reviewing and recommending approval of the Advisory Agreements, including the nature and quality of the services to be provided to the Fund by the Adviser and the Subadviser, the fees and expenses borne by the Fund, and the prospective profitability of the relationship for the Adviser.

At the meeting, the Trustees discussed performance information for the other funds managed by the Subadviser, the past performance of the Adviser and Subadviser, as well as the anticipated performance of the Fund. The Trustees reviewed the nature and extent of the services to be provided by the Adviser and Subadviser under the Investment Management Agreement and Investment Subadvisory Agreement, respectively, and discussed the quality and depth of the Adviser's and Subadviser's organizations in general and of the investment professionals that would provide services to the Fund. The Trustees also reviewed copies of the Adviser's Form ADV Part I. The Board considered the ability of the Adviser and the Subadviser to provide an appropriate level of support and resources to the Fund and whether the Adviser and Subadviser had sufficiently qualified personnel, and concluded that the selection of the Adviser and Subadviser to provide the services to the Fund is appropriate and in the best interests of the Fund.

At the meeting, the Trustees also reviewed the fees and expenses expected to be borne by the Fund, and considered the proposed fee and expense limitation agreed to by the Adviser. The Trustees reviewed the management fees charged to and expenses of comparable closed-end registered investment companies with a similar investment strategy that were fund-of-funds, most of which were funds-of-hedge funds, and compared such fees and expenses with the fees proposed to be charged by the Adviser. The Trustees noted that the Subadviser would not receive any direct management fees for its services, and that (unlike many of the advisers to the comparable investment companies reviewed) the Adviser would not receive any performance fees in addition to the proposed management fees. The Trustees also discussed the potential profitability of the Management Agreement and Subadvisory Agreement, respectively, to the Adviser and Subadviser. In that regard, the Trustees noted the distribution costs that would be borne by the Adviser in distributing Shares of the Fund, and how such costs could be expected to affect the profitability of the Adviser. The Trustees also discussed the structure of the proposed management fees in conjunction with the proposed fee and expense limitation and concluded that the management fees are structured appropriately and are at an appropriate level to benefit Fund shareholders, both currently and as the Fund grows. Based on its review, the Board, including the Independent Trustees, concluded that the proposed management fees are fair and reasonable.

Based on its discussions of and conclusions regarding the various factors considered, the Board determined that approving the management arrangements with the Adviser and the Subadviser is in the best interests of the Fund and its shareholders.

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A T FUND OF FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2005
--------------------------------------------------------------------------------

        TRUSTEES AND OFFICERS OF THE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                     TERM OF                                    PORTFOLIOS IN           OTHER
                                                    OFFICE AND                                   FUND COMPLEX        DIRECTORSHIPS
       NAME, ADDRESS AND          POSITIONS HELD     LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY          HELD BY
         YEAR OF BIRTH            WITH THE TRUST    TIME SERVED       DURING PAST 5 YEARS           TRUSTEE            TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Jan W. Dash                      Independent       Indefinite/    Financial Consultant, J.             1                None
963 Holmdel Road #1              Trustee           December       Dash Consultants
Holmdel, NJ 07733                                  2004 to        (05/2003-present).
Born: 1942                                         present
                                                                  Vice President (Citibank),
                                                                  Director of Quantitative
                                                                  Analysis (Smith Barney,
                                                                  Salomon Smith Barney,
                                                                  Citigroup) (02/1993-
                                                                  05/2003).

-----------------------------------------------------------------------------------------------------------------------------------
Laurie M. O'Laughlin             Independent       Indefinite/    Various positions with               1                None
2415 Landings Circle             Trustee           December       Merrill Lynch (07/1987-
Bradenton, FL 34209                                2004 to        12/2002), including
Born: 1959                                         present        Managing Director and
                                                                  Global Head of Credit
                                                                  Products for Market Risk
                                                                  Management, Merrill
                                                                  Lynch-Capital Markets
                                                                  Division (1998-2002) and
                                                                  European Head of Debt
                                                                  Products for Market Risk
                                                                  Management, Merrill
                                                                  Lynch-London, U.K.
                                                                  (1996-1998).

-----------------------------------------------------------------------------------------------------------------------------------
J. Stephan Rapp                  Independent       Indefinite/    Real Estate Developer and            1                None
131 Cat Rock Road                Trustee           December       Member, Development
Cos Cob, CT 06807                                  2004 to        Corporation of Greenwich,
Born: 1943                                         present        LLC (01/2003-present),
                                                                  and President, Parrot
                                                                  Properties Inc. (07/1998-
                                                                  present).

-----------------------------------------------------------------------------------------------------------------------------------
NON-INDEPENDENT TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Mark G. Torline1                 Trustee and       Indefinite/    Chief Executive Officer of           1                 None
300 Pacific Coast                Chief             October 2004   Allegiance Investment
Highway, Suite 305               Executive         to present     Management, LLC, the
Huntington Beach, CA 92648       Officer                          Administrator (07/1993-
Born: 1956                                                        present), and Treasurer and
                                                                  Secretary of Allegiance
                                                                  Investment Management,
                                                                  LLC, the Administrator
                                                                  (07/1993-01/2004).
-----------------------------------------------------------------------------------------------------------------------------------

                                       11

-----------------------------------------------------------------------------------------------------------------------------------
A T FUND OF FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                                     TERM OF
                                                    OFFICE AND
       NAME, ADDRESS AND          POSITIONS HELD     LENGTH OF
         YEAR OF BIRTH            WITH THE TRUST    TIME SERVED               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Dennis Rhee1                    Chief                Indefinite/         Managing Partner, Investment Executive
1330 Avenue of the              Operating            December            Committee member and Co-Founder of Treesdale
Americas, 39th Floor            Officer and          2004 to present     Partners, LLC, the Subadviser (08/2002-present).
New York, NY 10019              Vice
Born: 1964                      President                                Senior Vice President and head of Mortgage
                                                                         Backed Securities at Pedestal (02/2000-08/2001).

                                                                         Head of product management at Deutsche Bank's
                                                                         fixed income electronic trading division and trader
                                                                         in the mortgage-backed securities (MBS) trading
                                                                         department (11/1997-02/2000).

------------------------------------------------------------------------------------------------------------------------------------
Yung Lim1                       Chief                Indefinite/         Managing Partner, Investment Executive
1330 Avenue of the              Investment           December            Committee member and Co-Founder of Treesdale
Americas, 39th Floor            Officer and          2004 to present     Partners, LLC, the Subadviser (08/2002-present).
New York, NY 10019              Vice
Born: 1961                      President                                Founder of Pedestal; served as Chief Executive
                                                                         Officer (03/1997) and then Chairman (08/1999-
                                                                         08/2001).

------------------------------------------------------------------------------------------------------------------------------------
Alexander L. Popof1             Chief                Indefinite/         Chief Financial Officer of Allegiance Investment
300 Pacific Coast               Financial            December            Management, LLC, the Administrator (01/2004-
Highway, Suite 305              Officer, Vice        2004 to present     present).
Huntington Beach, CA 92648      President,
Born: 1955                      Secretary and                            Chief Operating Officer and Chief Financial
                                Treasurer                                Officer of Hopkins Real Estate Group (07/2002-
                                                                         01/2004).

                                                                         Chief Financial Officer of Catellus Residential
                                                                         Group (03/1999-05/2002).

------------------------------------------------------------------------------------------------------------------------------------
Sharon Goldberg                 Chief                Indefinite/         Chief Compliance Officer and Director of
300 Pacific Coast               Compliance           December            Operations of Allegiance Investment
Highway, Suite 305              Officer and          2004 to present     Management, LLC, the Administrator (08/2001-
Huntington Beach, CA 92648      Assistant                                present).
Born: 1959                      Secretary
                                                                         Operations Manager of Pacific Life Insurance
                                                                         Company (06/1999-08/2001).

------------------------------------------------------------------------------------------------------------------------------------

      1 Messrs. Torline, Rhee, Lim and Popof serve as the Management Committee of A T Funds, LLC, the Adviser (June 2004-present).

Each Officer oversees the Fund, which is the only portfolio within the complex. No Officer holds any other directorships or trusteeships. The Fund's Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge and upon request, by calling (800) 441-7288.

ITEM 2. CODE OF ETHICS
As of the end of the period covered by this report, A T Funds Investment Trust, on behalf of A T Fund of Funds, has adopted a code of ethics, as defined in Item 2 of Form N-CSR, which applies to its President and Treasurer. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
The Board of Trustees of the registrant has determined that the registrant does not have an "audit committee financial expert" serving on its Audit Committee because no individual member of the Audit Committee possesses all of the technical attributes necessary to qualify as an "audit committee financial expert," as defined by the Securities and Exchange Commission. However, the Board has concluded that, individually and collectively, the members of the Audit Committee possess the necessary experience, financial literacy, expertise and other attributes to serve effectively on the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
(a) Audit Fees - The aggregate fees billed for the Registrant's first fiscal year since inception (the "Reporting Period") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Period were $35,118.

(b) Audit-Related Fees - There were no audit-related fees billed in the Reporting Period for assurance and related services provided to the Registrant by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - There were no tax fees billed in the Reporting Period for professional services provided to the Registrant by the principal accountant for tax compliance, tax advice and tax planning.

(d) All Other Fees - The aggregate fees billed in the Reporting Period for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item for the Reporting Period were $6,904. The nature of these services consisted of consultation with management and Fund legal counsel, discussions with the SEC examiner reviewing Registrant's Form N-2 filings, review of Form N-2 filings and the issuance of an audit consent thereon.

(e)(1) The relevant portion of the Registrant's Audit Committee Charter relating to the Audit Committee's pre-approval policies and procedures governing audit or engagements provides as follows:

     (a) PRE-APPROVAL REQUIREMENTS FOR SERVICES TO COMPANY. Before the Auditor is engaged by the Company to render audit related or permissible non-audit services, EITHER:

          (i)  The Audit Committee shall pre-approve such engagement; or

          (ii) Such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (A) be detailed as to the particular service and (B) not involve any delegation of the Audit Committee's responsibilities to management or the Advisor. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next scheduled meeting.

          (iii)DE MINIMIS EXCEPTIONS TO PRE-APPROVAL REQUIREMENTS. Pre-approval for a service provided to the Company other than audit, review or attest services is not required if:

               (A) the aggregate amount of all such non-audit services provided to the Company constitutes not more than five percent (5%) of the total amount of revenues paid by the Company to the Audit during the fiscal year in which the non-audit services are provided, (B) such services were not recognized by the Company at the time of the engagement to be non-audit services, and (C) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee.

     (b) PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO THE ADVISOR AND OTHERS. The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the Auditor to the Advisor and any entity controlling, controlled by, or under common control with the Advisor that provides ongoing audit or non-audit services to the Company if the engagement or the nature of the services provided relate directly to the operations or financial reporting of the Company.

          APPLICATION OF DE MINIMIS EXCEPTION: The de minimis exceptions set forth above shall apply to pre-approvals under this section as well, except that the "total amount of revenues" calculation for the purposes of this section shall be based on the total amount of revenues paid to the Auditor by the Company and any other entity that has its services approved hereunder.

(e) (2) 100.00%

(f) Not applicable

(g) There were no non-audit fees billed in the Reporting Period for non-audit services rendered by the principal accountant to the Registrant or to the investment adviser.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS
Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES A copy of the Proxy Voting Policies and Procedures is filed as an exhibit to this Form N-CSR.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) A copy of the Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

Item 7 A copy of the Proxy Voting Policies and Procedures (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        A T Funds Investment Trust

By       /s/ Mark G. Torline
         -----------------------------------

Mark G. Torline, Chief Executive Officer

Date     June 1, 2005
         -----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Mark G. Torline
         -----------------------------------
         Mark G. Torline, Chief Executive Officer

Date     June 1, 2005
         -----------------------------------


By       /s/ Alexander L. Popof
         -----------------------------------
         Alexander L. Popof, Chief Financial Officer

Date     June 1, 2005
         -----------------------------------